Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ (507)	$ (606)
Charged (credited) to profit and loss	(65)	87
Derecognized - discontinued operations (note 6)		12
Ending balance	(572)	(507)
R&D Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(507)	(618)
Charged (credited) to profit and loss	(65)	111
Ending balance	$ (572)	(507)
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance		12
Charged (credited) to profit and loss		(24)
Derecognized - discontinued operations (note 6)		$ 12